Investments Accounted for Using Equity Method - Summary of Share of Profits/(Losses) of Investments Accounted for Using Equity Method (Detail) - CNY (¥) ¥ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Share of profit/(loss) of investments accounted for using equity method:
Associates	¥ 31	¥ 42
Joint ventures	(1)	(3)
Share of profit/(loss) of investments accounted for using equity method	¥ 30	¥ 39